Share Capital - Outstanding Common Shares (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	$ 34,991	$ 31,974
Issued upon exercise of stock options (in shares) | shares	757,000	1,003,000
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares	(6,970,000)
Purchase of common shares under Normal Course Issuer Bid	$ (271)
Balance – end of year	32,380	$ 34,991	$ 31,974
Share capital
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	9,533	9,323	9,109
Issued upon exercise of stock options	108	360	332
Previously recognized liability on stock options exercised for common shares	21	53	120
Purchase of common shares under Normal Course Issuer Bid	(56)	(203)	(238)
Balance – end of year	$ 9,606	$ 9,533	$ 9,323
Ordinary shares | Share capital
Reconciliation of number of shares outstanding [abstract]
Balance - beginning of year (in shares) | shares	1,186,857,000	1,201,886,000
Balance – beginning of year	$ 9,533
Issued upon exercise of stock options (in shares) | shares	3,979,000	10,871,000
Previously recognized liability on stock options exercised for common shares	$ 21
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares	(6,970,000)	(25,900,000)
Balance - end of year (in shares) | shares	1,183,866,000	1,186,857,000	1,201,886,000
Balance – end of year	$ 9,606	$ 9,533